Financial instruments - Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ (14,788)	$ (12,897)
Forsee Power
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(12,699)	(3,501)
Wisdom Motor
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(2,200)	(4,900)
Quantron AG
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(4,401)	(4,237)
HyCap Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	5,084	214
CleanH2 Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(360)	(473)
Templewater
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ (212)	$ 0